Note 11 - Other Income and Other Expense - Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advertising	$ 610	$ 573	$ 642
Office supplies	1,016	1,007	1,171
Professional fees	1,144	1,039	1,027
FDIC and state assessment	830	879	669
Technology expense	441	520	578
Postage and freight	588	618	548
Loan collection expense	28	89	236
Other losses	442	295	291
Debit card/ATM expense	799	733	612
Other expenses	3,169	3,086	2,586
Total Other Expense	$ 9,067	$ 8,839	$ 8,360